Average Annual Total Returns ((Delaware International Bond Fund Retail), Delaware International Bond Fund)	0 Months Ended
Jul. 15, 2011
Class A
Average Annual Return:
1 Year	7.45%
5 Years	8.33%
10 Years	8.78%
Class A | Return after taxes on distributions
Average Annual Return:
1 Year	5.84%
5 Years	5.96%
10 Years	6.45%
Class A | Return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.81%
5 Years	5.77%
10 Years	6.24%
Barclays Capital Global Aggregate ex-USD Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.95%
5 Years	7.19%
10 Years	7.42%